ACM INSTITUTIONAL RESERVES



SEMI-ANNUAL REPORT
OCTOBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
OCTOBER 31, 1997 (UNAUDITED)       ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                     YIELD          VALUE
-------------------------------------------------------------------------------
          COMMERCIAL PAPER-48.0%
          AGA CAPITAL, INC.
$ 28,000  11/19/97 (a)                                  5.55%  $    27,922,300
          ALLIANZ OF AMERICA FINANCE CORP.
   5,000  12/08/97 (a)                                  5.53         4,971,633
  21,500  11/19/97 (a)                                  5.54        21,440,445
          BAA PLC
   5,000  12/08/97                                      5.53         4,971,582
  20,000  2/04/98                                       5.57        19,706,028
          BANCA CRT FINANCIAL CORP.
  17,000  11/10/97                                      5.52        16,976,540
  12,000  11/06/97                                      5.53        11,990,783
  14,000  11/06/97                                      5.63        13,989,111
          BANCO NACIONAL DE COMERCIO
   5,000  12/02/97                                      5.60         4,975,889
          BBV FINANCE DELAWARE, INC.
  10,000  3/20/98                                       5.57         9,784,936
   8,000  5/01/98                                       5.58         7,775,560
          BHF FINANCE DELAWARE, INC.
   5,000  12/23/97                                      5.52         4,960,133
   5,000  1/15/98                                       5.54         4,942,292
          BIL NORTH AMERICA, INC.
  23,000  11/18/97                                      5.52        22,940,047
          CAISSE CENTRALE JARDINS DU QUEBEC
   2,050  3/10/98                                       5.58         2,009,010
   2,000  5/15/98                                       5.60         1,939,333
          CAISSE D' AMORTISSEMENT
   3,000  7/10/98                                       5.60         2,882,867
          CARIPLO FINANCE, INC.
  10,000  12/05/97                                      5.53         9,947,772
  12,000  12/23/97                                      5.54        11,903,973
          CEMEX
  17,121  11/12/97                                      5.54        17,092,018
          CHIAO TUNG BANK CO., LTD.
   5,000  1/16/98                                       5.60         4,940,889
  25,000  2/25/98                                       5.63        24,546,472
          COMMONWEALTH BANK OF AUSTRALIA
  10,000  12/23/97                                      5.53         9,920,122
          CS FIRST BOSTON, INC.
  10,000  12/10/97                                      5.54         9,939,983
          CXC, INC.
   5,000  12/03/97 (a)                                  5.56         4,975,289
          EKSPORTFINANS
  20,085  12/17/97                                      5.53        19,943,077
          GENERAL ELECTRIC CAPITAL CORP.
  10,000  2/09/98                                       5.56         9,845,556
          GENERALE BANK, INC.
  20,000  12/08/97                                      5.50        19,886,945
          GOVERNMENT DEVELOPMENT BANK
          OF PUERTO RICO
  15,000  11/10/97                                      5.54        14,979,225
          IMI FUNDING CORP. (USA)
   2,072  11/18/97                                      5.53         2,066,589
   5,000  12/16/97                                      5.53         4,965,438
  10,143  12/29/97                                      5.54        10,052,468
   2,435  12/17/97                                      5.56         2,417,701
   5,000  3/31/98                                       5.57         4,883,958
  10,000  3/16/98                                       5.61         9,789,625
   4,310  11/03/97                                      5.65         4,308,647
          INTERNATIONAL NEDERLAND BANK
  21,200  11/03/97                                      5.52        21,193,499
  31,000  12/22/97                                      5.55        30,756,263
          MERRILL LYNCH & CO., INC.
   5,000  12/15/97                                      5.77         4,964,739
          NATIONAL CITY CORP.
  10,000  12/22/97                                      5.53         9,921,658
          ROSE FUNDING
  20,000  11/03/97 (a)                                  5.57        19,993,811
          SANTANDER FINANCE DELAWARE, INC.
   5,000  12/03/97                                      5.53         4,975,422
          SIGMA FINANCE, INC.
   4,000  11/21/97 (a)                                  5.57         3,987,622
          SOCIETE GENERALE N.A., INC.
  10,000  12/17/97                                      5.50         9,929,722
          SVENSKA HANDELSBANKEN
   5,000  12/23/97                                      5.52         4,960,133
  13,220  12/19/97                                      5.54        13,122,348
          THAMES ASSET GLOBAL SECURITIZATION
  20,000  11/12/97 (a)                                  5.58        19,965,900
   9,113  11/19/97 (a)                                  5.58         9,087,575
          TORONTO DOMINION HOLDINGS, INC.
   5,000  4/06/98                                       5.56         4,879,533
          UNI FUNDING, INC.
   5,000  12/12/97                                      5.53         4,968,510
          UNIBANCO
  15,000  12/17/97                                      5.53        14,894,008
          WESTDEUTSCHE LANDESBANK
  20,000  12/08/97                                      5.50        19,886,945
          Total Commercial Paper
          (amortized cost $578,071,924)                            578,071,924

          CERTIFICATES OF DEPOSIT-22.5%
          BANK OF TOKYO
  13,000  5.66%, 12/31/97                               5.66        13,000,000
  23,000  5.67%, 11/04/97                               5.69        22,999,987
  13,000  5.67%, 12/10/97                               5.67        13,000,000
   6,000  5.69%, 12/19/97                               5.65         5,999,829


1


STATEMENT OF NET ASSETS (CONTINUED)

                                   ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)   SECURITY                                     YIELD         VALUE
-------------------------------------------------------------------------------
          CREDIT AGRICOLE
$  3,000  5.99%, 6/16/98                                5.80%  $     3,000,818
          DAI ICHI KANGYO BANK, LTD.
  10,000  5.69%, 11/26/97                               5.68        10,000,046
          DEUTSCHE BANK
  28,000  5.60%, 11/04/97                               5.99        27,999,027
  10,000  5.95%, 10/21/98                               5.99         9,995,365
          HESSISCHE LANDESBANK
   5,000  5.94%, 6/19/98                                5.81         4,999,933
   5,000  6.13%, 4/07/98                                6.18         4,997,539
          NORINCHUKIN BANK
  20,000  5.75%, 1/20/98                                5.73        20,000,438
          SANWA BANK
  50,000  5.65%, 12/29/97                               5.65        50,000,000
          SOCIETE GENERALE N.A., INC.
  10,000  5.69%, 3/19/98                                5.68         9,998,274
          STANDARD CHARTERED BANK
  20,000  5.59%, 11/10/97                               5.86        19,999,610
          SUMITOMO BANK
  25,000  5.59%, 11/18/97                               5.59        25,000,000
  30,000  5.70%, 12/29/97                               5.70        30,000,000
          Total Certificates of Deposit
          (amortized cost $270,990,866)                            270,990,866

          CORPORATE OBLIGATIONS-11.0%
          ALLSTATE LIFE INSURANCE FUNDING AGREEMENT
  25,000  5.71%, 5/01/98 FRN (b)                        5.71        25,000,000
          GENERAL AMERICAN FUNDING CORP.
  50,000  5.86%, 7/10/98 FRN                            5.86        50,000,000
          GENERAL ELECTRIC CAPITAL CORP.
   5,000  5.65%, 1/05/98 FRN                            5.65         5,000,000
          MERRILL LYNCH & CO., INC.
   5,000  5.65%, 12/24/97 FRN                           5.79         4,999,859
   5,000  5.66%, 3/16/98                                5.67         4,999,824
   7,000  5.71%, 1/29/98 FRN                            5.83         6,999,665
   7,000  5.76%, 1/22/98 FRN                            5.78         6,999,619
   4,000  5.88%, 8/26/98                                5.88         4,000,000
          TRAVELERS LIFE FUNDING AGREEMENT
  25,000  5.66%, 10/21/98 FRN (b)                       5.66        25,000,000
          Total Corporate Obligations
          (amortized cost $132,998,967)                            132,998,967

          TIME DEPOSITS-7.9%
          BANK OF MONTREAL
  30,000  5.69%, 11/03/97                               5.69        30,000,000
          NORINCHUKIN BANK
  10,000  5.70%, 12/08/97                               5.63        10,000,101
          WESTDEUTSCHE LANDESBANK
  55,000  5.63%, 11/03/97                               5.63        55,000,000
          Total Time Deposits
          (amortized cost $95,000,101)                              95,000,101

          BANK OBLIGATIONS-4.8%
          BAYERISCHE LANDESBANK
  13,000  5.73%, 10/02/98 FRN                           5.73        13,000,000
          BAYERISCHE VEREINSBANK
  20,000  5.50%, 6/30/98 FRN                            5.59        19,992,313
          DEUTSCHE BANK
  10,000  5.61%, 7/01/98 FRN                            5.79         9,993,566
          MORGAN GUARANTY TRUST CO.
   5,000  5.96%, 6/22/98                                5.88         4,998,933
          ROYAL BANK OF CANADA
  10,000  5.67%, 9/30/98 FRN                            5.67        10,000,000
          Total Bank Obligations
          (amortized cost $57,984,812)                              57,984,812

          PROMISSORY NOTES-4.2%
          GOLDMAN SACHS GROUP LP
   6,000  5.70%, 2/09/98 FRN                            5.70         6,000,000
  24,000  5.72%, 11/26/97 FRN                           5.72        24,000,000
  20,000  5.75%, 4/13/98 FRN                            5.75        20,000,000
          Total Promissory Notes
          (amortized cost $50,000,000)                              50,000,000

          U.S. GOVERNMENT & AGENCY OBLIGATIONS-1.0%
          FEDERAL FARM CREDIT BANK
   7,000  5.28%, 8/03/98 FRN                            5.33         6,997,525
          STUDENT LOAN MARKETING ASSOCIATION
   5,000  5.45%, 1/21/98 FRN                            5.48         4,999,681
          Total U.S. Government & Agency Obligations
          (amortized cost $11,997,206)                              11,997,206

          TOTAL INVESTMENTS-99.4%
          (amortized cost $1,197,043,876)                        1,197,043,876
          Other assets less liabilities-0.6%                         7,593,808

          NET ASSETS-100%
          (offering and redemption price of $1.00
          per share; 1,204,821,916 shares outstanding)         $ 1,204,637,684


See Glossary of Terms on page 12.

See notes to financial statements.


2


STATEMENT OF NET ASSETS
OCTOBER 31, 1997 (UNAUDITED)

                              ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                     YIELD         VALUE
-------------------------------------------------------------------------------
          U.S. GOVERNMENT & AGENCY
          OBLIGATIONS-39.3%
          FEDERAL NATIONAL MORTGAGE
          ASSOCIATION-17.0%
$  3,980  5.38%, 12/09/97                               5.57%  $     3,978,556
   2,000  5.42%, 11/24/97                               5.47         1,993,074
   1,608  5.42%, 12/15/97                               5.49         1,597,387
   2,500  5.43%, 12/08/97                               5.49         2,486,048
   2,500  5.43%, 12/23/97                               5.50         2,480,410
   2,500  5.43%, 12/29/97                               5.50         2,478,149
   2,500  5.43%, 12/30/97                               5.51         2,477,773
   1,666  5.44%, 12/11/97                               5.50         1,655,930
   5,000  5.45%, 11/14/97                               5.49         4,990,160
   5,644  5.45%, 11/24/97                               5.52         5,624,348
   2,500  5.45%, 12/15/97                               5.51         2,483,347
   5,000  5.48%, 11/24/97                               5.50         4,982,495
   6,000  5.56%, 10/20/98 FRN                           5.64         5,997,476
   2,000  5.59%, 12/18/97                               6.00         1,999,594
   2,000  6.02%, 4/15/98                                6.15         1,998,963
   2,000  6.41%, 7/17/98 FRN                            5.75         2,008,925
                                                                    49,232,635
          FEDERAL HOME LOAN MORTGAGE CORP.-11.1%
   5,000  5.47%, 12/03/97                               5.51         4,975,711
   5,000  5.47%, 12/05/97                               5.51         4,974,169
   5,000  5.48%, 11/28/97                               5.51         4,979,450
   5,000  5.50%, 11/07/97                               5.51         4,995,417
   5,163  5.50%, 11/13/97                               5.51         5,153,535
   4,000  5.72%, 3/17/98                                5.87         3,997,854
   3,000  5.84%, 4/08/98                                6.25         2,997,624
                                                                    32,073,760
          FEDERAL HOME LOAN BANK-5.5%
   5,000  5.42%, 11/19/97                               5.46         4,986,450
   5,000  5.53%, 12/04/97 FRN                           5.38         4,999,628
   3,000  5.87%, 1/30/98                                5.87         3,000,000
   3,000  6.11%, 4/17/98 FRN                            6.16         2,999,607
                                                                    15,985,685
          STUDENT LOAN MARKETING ASSOCIATION-2.9%
   4,500  5.36%, 7/12/99 FRN                            6.17         4,471,915
   4,000  5.44%, 1/21/98 FRN                            5.77         3,999,745
                                                                     8,471,660
          FEDERAL FARM CREDIT BANK-2.8%
   5,100  5.60%, 11/03/97                               5.57         5,099,979
   2,990  5.62%, 12/01/97                               5.70         2,989,571
                                                                     8,089,550
          Total U.S. Government & Agency Obligations
          (amortized cost $113,853,290)                            113,853,290

          REPURCHASE AGREEMENTS-60.1%
          CHASE SECURITIES, INC.
   7,300  5.53%, dated 9/16/97, due 11/17/97 in
          the amount of $7,369,524 (cost $7,300,000;
          collateralized by $8,190,000 FN 80455,
          8.50%, 12/01/26, value $7,544,053)
          (amortized cost $7,300,000)                   5.53         7,300,000
          CHASE SECURITIES, INC.
   2,400  5.53%, dated 10/16/97, due 12/19/97 in
          the amount of $2,423,595 (cost $2,400,000;
          collateralized by $3,210,000 FN 313002,
          9.00%, 6/01/26, value $2,521,465)
          (amortized cost $2,400,000)                   5.53         2,400,000
          CHASE SECURITIES, INC.
   5,200  5.56%, dated 8/14/97, due 11/13/97 in
          the amount of $5,273,083 (cost $5,200,000;
          collateralized by $6,320,000 FN 308212,
          6.50%, 9/01/24, value $5,516,773)
          (amortized cost $5,200,000)                   5.56         5,200,000
          DRESDNER BANK AG
  14,600  5.71%, dated 10/31/97, due 11/03/97 in
          the amount of $14,606,947 (cost $14,600,000;
          collateralized by $18,195,167 FN 351096,
          6.92%, 5/01/35, value $14,873,441)
          (amortized cost $14,600,000) (c)              5.71        14,600,000
          GOLDMAN SACHS & CO.
   7,500  5.50%, dated 10/16/97, due 11/21/97 in
          the amount of $7,541,250 ($7,500,000;
          collateralized by $7,705,000 FM 00748,
          7.00%, 8/01/27, value $7,738,319)
          (amortized cost $7,500,000)                   5.50         7,500,000
          GOLDMAN SACHS & CO.
   7,000  5.52%, dated 10/16/97, due 12/17/97 in
          the amount of $7,066,547 (cost $7,000,000;
          collateralized by $7,191,000 FM 00748,
          7.00%, 8/01/27, value $7,222,097)
          (amortized cost $7,000,000)                   5.52         7,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)                   ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                     YIELD        VALUE
-------------------------------------------------------------------------------
          LEHMAN BROTHERS, INC.
$  7,500  5.52%, dated 10/21/97, due
          11/20/97 in the amount of $7,534,500
          (cost $7,500,000; collateralized by
          $30,687,789 FN 50579, 8.00%, 5/01/07,
          value $7,862,266)
          (amortized cost $7,500,000)                   5.52%  $     7,500,000
          LEHMAN BROTHERS, INC.
   7,000  5.54%, dated 10/21/97, due 12/24/97
          in the amount of $7,068,942 (cost
          $7,000,000; collateralized by
          $15,172,080 FH G10118, 7.50%,
          9/01/08, value $7,424,078)
          (amortized cost $7,000,000)                   5.54         7,000,000
          MERRILL LYNCH &CO., INC.
  13,600  5.50%, dated 10/06/97, due 11/03/97
          in the amount of $13,658,178
          (cost $13,600,000; collateralized by
          $14,456,000 FH 390381, 6.141%,
          2/01/37, value $14,065,438)
          (amortized cost $13,600,000)                  5.50        13,600,000
          MORGAN STANLEY GROUP, INC.
   7,000  5.53%, dated 10/21/97, due 12/22/97
          in the amount of $7,066,667 (cost
          $7,000,000; collateralized by $7,784,000
          FN 378237, 7.50%, 7/01/27,
          value $7,229,397)
          (amortized cost $7,000,000)                   5.53         7,000,000
          MORGAN STANLEY GROUP, INC.
   7,500  5.55%, dated 10/27/97, due 12/29/97
          in the amount of $7,572,844 (cost
          $7,500,000; collateralized by
          $16,773,000 FN 303212, 8.096%,
          2/01/25, value $7,557,227)
          (amortized cost $7,500,000)                   5.55         7,500,000
          NIKKO SECURITIES CO.
   9,000  5.52%, dated 10/03/97, due 11/05/97
          in the amount of $9,045,540 (cost
          $9,000,000; collateralized by $9,170,000
          GN 780613, 7.00%, 8/15/27, value
          $9,198,178 and $221,000 FN 241824,
          5.50%, 12/01/00, value $111,317)
          (amortized cost $9,000,000)                   5.52         9,000,000
          NIKKO SECURITIES CO.
   5,500  5.52%, dated 10/28/97, due 12/01/97
          in the amount of $5,528,673 (cost
          $5,500,000; collateralized by
          $5,761,000 GN 423836, 8.00%,
          8/15/26, value $5,688,126)
          (amortized cost $5,500,000)                   5.52         5,500,000
          PAINE WEBBER, INC.
   7,800  5.51%, dated 10/16/97, due 11/25/97
          in the amount of $7,847,753 (cost
          $7,800,000; collateralized by
          $16,479,000 FN 190073, 7.50%, 10/01/08,
          value $8,111,717)
          (amortized cost $7,800,000)                   5.51         7,800,000
          PAINE WEBBER, INC.
   6,700  5.53%, dated 10/17/97, due 12/12/97
          in the amount of $6,757,635 (cost
          $6,700,000; collateralized by $9,924,000
          FN 190830, 6.50%, 4/01/09, value $6,980,621)
          (amortized cost $6,700,000)                   5.53         6,700,000
          PRUDENTIAL SECURITIES, INC.
   4,900  5.50%, dated 10/09/97, due 11/10/97
          in the amount of $4,923,956 (cost
          $4,900,000; collateralized by $7,082,000
          FG 00269, 7.00%, 11/01/23, value $5,085,398)
          (amortized cost $4,900,000)                   5.50         4,900,000
          PRUDENTIAL SECURITIES, INC.
   4,000  5.50%, dated 10/07/97, due 11/07/97
          in the amount of $4,018,944 (cost
          $4,000,000; collateralized by $5,000,000
          FG 00357, 7.50%, 8/01/24, value $4,112,273)
          (amortized cost $4,000,000)                   5.50         4,000,000
          PRUDENTIAL SECURITIES, INC.
   6,000  5.52%, dated 10/03/97, due 11/06/97
          in the amount of $6,031,280 (cost
          $6,000,000; collateralized by $6,142,000
          FG 00557, 7.00%, 10/01/27, value $6,204,700)
          (amortized cost $6,000,000)                   5.52         6,000,000


4


                              ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                    YIELD           VALUE
-------------------------------------------------------------------------------
          SBC WARBURG, LTD.
$  3,700  5.52%, dated 10/01/97, due 11/04/97 in
          the amount of $3,719,289 (cost
          $3,700,000; collateralized by
          $4,968,000 FN 332812, 6.50%, 6/01/09,
          value $3,774,525 and $130,000
          US T-Bond, 11.25%, 2/15/15,
          value $198,461)
          (amortized cost $3,700,000)                   5.52%       $3,700,000
          SBC WARBURG, LTD.
   4,100  5.52%, dated 10/09/97, due 11/20/97 in
          the amount of $4,126,404 (cost
          $4,100,000; collateralized by
          $5,128,000 FN 302830, 6.50%, 6/01/24,
          value $4,254,428)
          (amortized cost $4,100,000)                   5.52         4,100,000
          SBC WARBURG, LTD.
   6,700  5.55%, dated 10/24/97, due 12/02/97
          in the amount of $6,740,284 (cost
          $6,700,000; collateralized by
          $12,746,000 FN 124877, 7.00%, 5/01/08,
          value $6,936,971)
          (amortized cost $6,700,000)                   5.55         6,700,000
          SMITH BARNEY, INC.
   4,500  5.50%, dated 10/09/97, due 11/12/97
          in the amount of $4,523,375
          (cost $4,500,000; collateralized
          by $5,675,000 FN 250029, 6.50%,
          5/01/24, value $4,654,268)
          (amortized cost $4,500,000)                   5.50         4,500,000
          SMITH BARNEY, INC.
   5,000  5.50%, dated 10/07/97, due 11/12/97
          in the amount of $5,027,500 (cost
          $5,000,000; collateralized by
          $45,870,000 FH 360106, 10.00%, 5/01/20,
          value $5,202,265)
          (amortized cost $5,000,000)                   5.50         5,000,000
          SMITH BARNEY, INC.
   5,400  5.53%, dated 10/01/97, due 11/06/97
          in the amount of $5,429,862 (cost
          $5,400,000; collateralized by
          $6,680,000 FN 049887, 6.50%, 11/01/23,
          value $5,431,259 and $114,801 FN 361063,
          8.00%, 11/01/16, value $107,411)
          (amortized cost $5,400,000)                   5.53         5,400,000
          UBS SECURITIES, INC.
   6,000  5.50%, dated 10/10/97, due 11/18/97
          in the amount of $6,035,750 (cost
          $6,000,000; collateralized by
          $8,292,000 FN 303629, 6.00%, 8/01/01,
          value $6,238,836)
          (amortized cost $6,000,000)                   5.50         6,000,000
          UBS SECURITIES, INC.
   8,000  5.55%, dated 10/27/97, due 12/26/97
          in the amount of $8,074,000 (cost
          $8,000,000; collateralized by
          $8,346,000 FH 00762, 7.00%, 9/01/27,
          value $8,402,795)
          (amortized cost $8,000,000)                   5.55         8,000,000
          Total Repurchase Agreements
          (amortized cost $173,900,000)                            173,900,000

          TOTAL INVESTMENTS-99.4%
          (amortized cost $287,753,290)                            287,753,290
          Other assets less liabilities-0.6%                         1,635,169

          NET ASSETS-100%
          (offering and redemption price of
          $1.00 per share; 289,518,923 shares
          outstanding)                                         $   289,388,459


See Glossary of Terms on page 12.

See notes to financial statements.


5


STATEMENT OF NET ASSETS
OCTOBER 31, 1997 (UNAUDITED)

                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                                     YIELD         VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-58.6%
          ALABAMA-2.2%
          ARAB IDB
          (SCI Manufacturing Inc.)
          Series '89 VRDN (d)
$    150  8/01/00                                       4.10%  $       150,000
          HUNTSVILLE IDA
          (Seiki USA Project)
          Series '88 AMT VRDN (d)
   5,000  9/01/98                                       4.03         5,000,000
                                                                     5,150,000

          ALASKA-1.1%
          ALASKA IDR
          (American President Lines)
          Series '91 VRDN (d)
   1,945  11/01/09                                      3.95         1,945,000
          ANCHORAGE GO
          Series A FGIC
     535  9/01/98                                       3.98           535,075
                                                                     2,480,075

          ARIZONA-1.2%
          APACHE COUNTY IDA PCR
          (Tuscon Electric Power Co. Project)
          Series '81B VRDN (d)
   2,500  10/01/21                                      3.75         2,500,000
          CHANDLER IDA
          (Parsons Municipal Services Inc.)
          Series '83 VRDN (d)
     400  12/15/09                                      3.70           400,000
                                                                     2,900,000

          CALIFORNIA-2.9%
          CALIFORNIA HIGHER EDUCATION
          STUDENT LOAN REVENUE
          Series D-2 PPB (d)
   5,000  4/01/00                                       4.00         5,000,000
          CALIFORNIA PCR
          (Pacific Gas & Electric Co. Project)
          Series '97C AMT VRDN (d)
   1,800  11/01/26                                      4.00         1,800,000
                                                                     6,800,000

          COLORADO-0.4%
          ENGLEWOOD IDR
          (Swedish Mob I Ltd. Project)
          Series '85 VRDN (d)
     935  12/01/10                                      3.85           935,000

          DISTRICT OF COLUMBIA-7.6%
          DISTRICT OF COLUMBIA GO
          Series '92A-1 VRDN (d)
   4,300  10/01/07                                      4.25         4,300,000
          DISTRICT OF COLUMBIA GO
          Series '92A-2 VRDN (d)
   1,100  10/01/07                                      4.25         1,100,000
          DISTRICT OF COLUMBIA GO
          Series '92A-4 VRDN (d)
   2,700  10/01/07                                      4.25         2,700,000
          DISTRICT OF COLUMBIA HFA MFHR
          (McLean Apts.)
          Series '85A VRDN (d)
   2,000  12/01/05                                      3.85         2,000,000
          DISTRICT OF COLUMBIA HFA MFHR
          (Tyler Housing)
          AMT VRDN (d)
   2,400  8/01/25                                       3.90         2,400,000
          DISTRICT OF COLUMBIA HFA SFMR
          Series '97C AMT PPB (d)
   3,000  9/01/98                                       4.05         3,000,000
          DISTRICT OF COLUMBIA HFA SFMR
          Series C AMT PPB (d)
   2,000  12/01/25                                      3.90         2,000,000
                                                                    17,500,000

          FLORIDA-1.9%
          JACKSONVILLE HOSPITAL REVENUE
          (University Medical Center Project)
          Series '88 VRDN (d)
   1,500  2/01/18                                       3.90         1,500,000
          LEE COUNTY IDA
          (Cypress Cove Healthpark)
          Series '97C VRDN (d)
   3,000  10/01/02                                      3.85         3,000,000
                                                                     4,500,000

          GEORGIA-3.5%
          CARTERSVILLE ECONOMIC DEVELOPMENT
          AUTHORITY
          (Sekisui Jushi America)
          Series '92 VRDN (d)
     300  6/01/12                                       4.05           300,000
          COLLEGE PARK IDR
          (Wynefield 1 Project)
          AMT VRDN (d)
   1,700  12/01/16                                      4.20         1,700,000
          JACKSON COUNTY IDA
          (Mitsubishi Consumer Electronic)
          VRDN (d)
   3,000  12/01/15                                      3.90         3,000,000


6


                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)   SECURITY#                                    YIELD        VALUE
-------------------------------------------------------------------------------
          SAVANNAH ECONOMIC DEVELOPMENT AUTHORITY
          (Georgia Kaolin)
          Series '97 AMT VRDN (d)
$  3,000  7/01/27                                       3.85%  $     3,000,000
                                                                     8,000,000

          HAWAII-1.9%
          HAWAII HOUSING FINANCE &
          DEVELOPMENT AUTHORITY
          (Kamakee Vista)
          Series '90A VRDN (d)
   2,500  7/01/25                                       3.80         2,500,000
          HAWAII HOUSING FINANCE &
          DEVELOPMENT AUTHORITY
          (Rental Housing System)
          Series '90B VRDN (d)
   1,900  7/01/25                                       3.80         1,900,000
                                                                     4,400,000

          IDAHO-0.6%
          CUSTER COUNTY SOLID WASTE REVENUE
          (Hecla Mining Co. Project)
          Series '97 AMT VRDN (d)
   1,300  7/01/07                                       3.85         1,300,000

          ILLINOIS-5.2%
          ELMHURST HOSPITAL REVENUE
          (Joint Comm. Health Org.)
          Series '88 VRDN (d)
   5,800  7/01/18                                       3.70         5,800,000
          ILLINOIS DEVELOPMENT FINANCE AUTHORITY
          (D.E. Akin Seed Project)
          AMT VRDN (d)
   1,000  11/01/04                                      3.90         1,000,000
          ILLINOIS DEVELOPMENT FINANCE AUTHORITY
          (U.G.N. Inc. Project)
          Series '86 AMT VRDN (d)
   3,500  9/15/11                                       4.05         3,500,000
          VERNON HILLS IDR
          (Kinder Care Center)
          VRDN (d)
     550  2/01/01                                       3.80           550,000
          WEST CHICAGO IDR
          (Acme Printing Co.)
          Series '89 AMT VRDN (d)
   1,100  5/01/99                                       4.33         1,100,000
                                                                    11,950,000

          INDIANA-3.3%
          GARY ENVIRONMENTAL IMPROVEMENT REVENUE
          (U.S. Steel Corp.)
          Series '84 VRDN (d)
   4,100  7/15/02                                       3.70         4,100,000
          INDIANA HFA MFHR
          (Pedcor Investments)
          Series '97M-A
          AMT VRDN (d)
   1,560  1/01/29                                       3.75         1,560,000
          SEYMOUR ECONOMIC DEVELOPMENT REVENUE
          (Kobelco Metal Powder Co. Project)
          Series '87 AMT VRDN (d)
   2,000  12/01/97                                      4.05         2,000,000
                                                                     7,660,000

          LOUISIANA-0.9%
          PARISH OF IBERVILLE
          (Dow Chemical Project)
          AMT VRDN (d)
   1,000  8/01/01                                       3.75         1,000,000
          WEST BATON ROUGE IDR
          (Dow Chemical #3)
          Series '94B VRDN (d)
   1,200  12/01/16                                      4.25         1,200,000
                                                                     2,200,000

          MAINE-1.2%
          MAINE FINANCE AUTHORITY
          (Barber Foods Inc.)
          Series '90B
          AMT VRDN (d)
   1,865  12/01/06                                      3.95         1,865,000
          ORRINGTON RESOURCE
          RECOVERY REVENUE
          (Penobscot Energy Project)
          Series B AMT VRDN (d)
     975  5/01/03                                       3.95           975,000
                                                                     2,840,000

          MICHIGAN-2.7%
          DETROIT IDA
          (Millender Center Project)
          Series '88 VRDN (d)
   4,000  12/01/10                                      3.95         4,000,000
          MICHIGAN HOSPITAL FINANCE AUTHORITY
          (Equipment Loan Program)
          Series '96A VRDN (d)
   2,200  12/01/23                                      3.75         2,200,000
                                                                     6,200,000


7


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                                    YIELD          VALUE
-------------------------------------------------------------------------------
          MINNESOTA-0.6%
          COTTAGE GROVE
          (Minnesota Mining & Manufacturing Co.
          Project) VRDN (d)
$  1,000  8/01/12                                       4.00%  $     1,000,000
          EDEN PRAIRIE IDA
          (Kinder Care Project)
          Series C VRDN (d)
     465  2/01/01                                       3.80           465,000
                                                                     1,465,000

          MISSISSIPI-0.2%
          JONES COUNTY HOSPITAL REVENUE
          (South Central Registered
          Medical Center Project)
          MBIA
     420  8/01/98                                       3.98           428,636

          MISSOURI-0.5%
          BLUE SPRINGS IDA
          (Kinder Care Project)
          Series C VRDN (d)
     540  2/01/01                                       3.80           540,000
          BOONE COUNTY IDA
          (Minnesota Mining & Manufacturing Co.
          Project) VRDN (d)
     500  12/01/25                                      3.65           500,000
          MISSOURI ECONOMIC DEVELOPMENT AUTHORITY
          (Plastic Enterprises)
          Series '90A
          AMT VRDN (d)
     120  9/01/05                                       3.90           120,000
                                                                     1,160,000

          NEW HAMPSHIRE-0.8%
          MERRIMACK COUNTY
          GO BAN
   1,200  8/07/98                                       4.00         1,202,226
          NEW HAMPSHIRE MUNICIPAL BOND BANK
          Series D FSA
     760  1/15/98                                       4.04           762,053
                                                                     1,964,279

          NEW JERSEY-1.0%
          JERSEY CITY BAN
   2,250  9/18/98                                       3.90         2,259,225

          OHIO-1.1%
          WARREN COUNTY IDR
          (Pioneer Industrial Components Project)
          Series '85 VRDN (d)
   2,500  12/01/05                                      3.70         2,500,000

          OREGON-1.2%
          BEAVERTON WATER REVENUE
          FGIC
     295  6/01/98                                       4.00%         $295,413
          OREGON ECONOMIC DEVELOPMENT REVENUE
          (Kyotaru Oregon Project)
          Series '89 AMT VRDN (d)
   2,400  12/01/99                                      4.03         2,400,000
                                                                     2,695,413

          PENNSYLVANIA-1.4%
          MONTGOMERY COUNTY IDA
          (Kinder Care Project)
          Series D VRDN (d)
     400  10/01/00                                      3.80           400,000
          PHILADELPHIA GO TRAN
          Series '97A
   2,500  6/30/98                                       4.00         2,507,934
          VENAGO IDR
          (Penzoil Co. Project)
          Series '82A VRDN (d)
     285  12/01/12                                      4.00           285,000
                                                                     3,192,934

          TENNESSEE-3.2%
          DICKSON COUNTY IDA
          (Tennessee Bun Co. Project)
          Series '96 AMT VRDN (d)
   2,000  7/01/06                                       3.80         2,000,000
          HAMILTON COUNTY IDA
          (Komatsu American Manufacturing Co.
          Project)
          Series '85 VRDN (d)
   5,400  11/01/05                                      3.85         5,400,000
                                                                     7,400,000

          TEXAS-1.7%
          GREATER EAST TEXAS HIGHER EDUCATION
          STUDENT LOAN REVENUE
          Series '95A AMT PPB (d)
   1,000  5/01/11                                       4.10         1,000,000
          GULF COAST IDA
          Solid Waste (Amoco Project)
          AMT PPB (d)
   2,300  4/01/15                                       3.80         2,300,000
          GULF COAST IDA
          Solid Waste (Citgo Petroleum Corp)
          Series '94 AMT VRDN (d)
     600  4/01/26                                       4.30   $       600,000


8


                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                                    YIELD         VALUE
-------------------------------------------------------------------------------
          TRINITY RIVER IDA
          (Radiation Sterilizers)
          Series A VRDN (d)
$    150  11/01/05                                      3.75%  $       150,000
                                                                     4,050,000

          UTAH-0.9%
          UTAH BOARD OF REGENTS
          Student Loan Revenue
          Series O AMBAC
   2,000  5/01/98                                       3.96         2,007,193

          VERMONT-0.1%
          SWANTON VILLAGE
          Electric System Revenue
          MBIA
     185  12/01/97                                      4.10           185,443

          VIRGINIA-4.9%
          CHESTERFIELD COUNTY IDR
          (Phillip Morris Co.)
          VRDN (d)
  10,100  4/01/09                                       3.80        10,100,000
          KING GEORGE COUNTY
          (Birchwood Power Project) AMT VRDN (d)
   1,300  11/01/25                                      4.25         1,300,000
                                                                    11,400,000

          WASHINGTON-2.7%
          PORT OF VANCOUVER
          (United Grain Corp) Series '84A VRDN (d)
   6,300  12/01/09                                      3.75         6,300,000

          WEST VIRGINIA-0.8%
          KEYSER IDR
          (Keyser Associates Project) VRDN (d)
   1,900  7/01/14                                       3.65         1,900,000

          WISCONSIN-0.9%
          WAUSAU PCR
          (Minnesota Mining & Manufacturing Co.
          Project) VRDN (d)
   1,600  8/01/17                                       4.00         1,600,000
     500  12/01/01                                      4.00           500,000
                                                                     2,100,000
          Total Municipal Bonds
          (amortized cost $135,823,198)                            135,823,198

          COMMERCIAL PAPER-40.0%
          ALABAMA-3.3%
          MOBILE MEDICAL CLINIC
          (Mobile Infirmary Assoc.) Series '92A
   5,000  12/11/97                                      3.85         5,000,000
          MONTGOMERY PCR
          (General Electric Co. Project)
          Series '90
   2,770  12/08/97                                      3.80         2,770,000
                                                                     7,770,000

          ARIZONA-1.8%
          SALT RIVER PROJECT
          Agricultural Improvement & Power District
   4,131  12/09/97                                      3.80         4,131,000

          COLORADO-1.7%
          DENVER SYSTEM SUBORDINATE REVENUE
          AIRPORT
          Series A AMT
   4,000  12/17/97                                      3.85         4,000,000

          FLORIDA-11.0%
          CITY OF JACKSONVILLE
   6,300  12/05/97                                      3.80         6,300,000
   4,400  12/12/97                                      3.85         4,400,000
          FLORIDA LOCAL GOVERNMENT COMMISSION
          (Assoc. of Counties)
   1,800  2/12/98                                       3.85         1,800,000
          JACKSONVILLE ELECTRIC AUTHORITY
          Electric System Series D-3
   2,000  12/09/97                                      3.85         2,000,000
          JACKSONVILLE PCR
          (Florida Power & Light Co.) Series '92
   1,300  12/11/97                                      3.85         1,300,000
          SARASOTA PUBLIC HOSPITAL DISTRICT
          HOSPITAL REVENUE
          (Sarasota Memorial Hospital) Series B
   1,000  12/09/97                                      3.85         1,000,000
          SARASOTA PUBLIC HOSPITAL DISTRICT
          HOSPITAL REVENUE
          (Sarasota Memorial Hospital) Series C
   3,400  12/10/97                                      3.85         3,400,000


9

STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                                    YIELD          VALUE
-------------------------------------------------------------------------------
          ST. LUCIE PCR
          (Florida Power & Light Co.) Series '94A
$  5,200  12/10/97                                      3.80%  $     5,200,000
                                                                    25,400,000

          INDIANA-1.7%
          JASPER COUNTY
          (N. Indiana Public Service Project)
          Series '88C
   2,000  12/11/97                                      3.85         2,000,000
          MOUNT VERNON PCR
          (General Electric Co. Project)
          Series '89A
   1,900  12/16/97                                      3.85         1,900,000
                                                                     3,900,000

          KENTUCKY-0.4%
          TRIMBLE COUNTY PCR
          (Louisville Gas & Electric Co. Project)
          Series '92A
   1,000  12/16/97                                      3.85         1,000,000

          MISSOURI-2.2%
          INDEPENDENCE MUNICIPAL WATER
          UTILITY REVENUE
          Series '86
   5,000  11/10/97                                      3.85         5,000,000

          NEBRASKA-3.3%
          NEBRASKA PUBLIC POWER DISTRICT REVENUE
          Series B
   7,615  12/19/97                                      3.80         7,615,000

          OHIO-1.7%
          MONTGOMERY COUNTY HOSPITAL REVENUE
          (Miami Valley Hospital) Series C
   4,000  12/08/97                                      3.80         4,000,000

          TEXAS-7.9%
          CITY OF AUSTIN
          Series A
   8,050  12/08/97                                      3.80         8,050,000
          SAN ANTONIO WATER SYSTEMS
          Series '95
   3,000  12/09/97                                      3.80         3,000,000
   2,000  12/17/97                                      3.85         2,000,000
          UNIVERSITY OF TEXAS BOARD OF REGENTS
          Series A
   2,000  12/08/97                                      3.80         2,000,000
   3,300  12/10/97                                      3.80         3,300,000
                                                                    18,350,000

          UTAH-1.9%
          INTERMOUNTAIN POWER SUPPLY REVENUE
          Series '85F
   4,400  12/09/97                                      3.80         4,400,000

          VIRGINIA-0.9%
          HAMPTON HOSPITAL REVENUE
          (Sentara Health System) Series '97B
   2,000  12/09/97                                      3.80         2,000,000

          PUERTO RICO-2.2%
          PUERTO RICO GOVERNMENT DEVELOPMENT BANK
          Series '96
   5,000  2/12/98                                       3.75         5,000,000
          Total Commercial Paper
          (amortized cost $92,566,000)                              92,566,000

          TOTAL INVESTMENTS-98.6%
          (amortized cost $228,389,198)                            228,389,198
          Other assets less liabilities-1.4%                         3,284,563

          NET ASSETS-100%
          (offering and redemption price of $1.00
          per share; 231,757,256 shares
          outstanding)                                         $   231,673,761


#    All securities either mature or their interest rate changes in one year or less.

     See Glossary of Terms on page 12.

     See notes to financial statements.


10


STATEMENT OF NET ASSETS
OCTOBER 31, 1997 (UNAUDITED)       ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                     YIELD          VALUE
-------------------------------------------------------------------------------
          COMMERCIAL PAPER-52.7%
          AGA CAPITAL, INC.
$ 10,000  11/19/97 (a)                                  5.55%  $     9,972,250
          ALLIANZ OF AMERICA FINANCE CORP.
   4,535  12/04/97 (a)                                  5.52         4,512,053
   4,616  11/19/97 (a)                                  5.54         4,603,214
          BAA PLC
   4,000  2/04/98                                       5.57         3,941,205
          BANCA CRT FINANCIAL CORP.
   3,000  11/10/97                                      5.52         2,995,860
   5,000  11/06/97                                      5.53         4,996,160
          BANCO NACIONAL DE COMERCIO
   1,000  12/02/97                                      5.60           995,178
          BBV FINANCE DELAWARE, INC.
   2,000  3/20/98                                       5.57         1,956,987
   2,000  5/01/98                                       5.58         1,943,890
          BIL NORTH AMERICA, INC.
   2,000  11/18/97                                      5.52         1,994,787
   3,000  12/08/97                                      5.53         2,982,949
          CAISSE CENTRALE JARDINS DU QUEBEC
   3,000  11/24/97                                      5.56         2,989,343
   1,000  4/23/98                                       5.58           973,185
          CAISSE D' AMORTISSEMENT
   1,000  7/10/98                                       5.60           960,955
          CARIPLO FINANCE, INC.
   6,000  12/23/97                                      5.54         5,951,987
          CEMEX
   3,000  11/12/97                                      5.54         2,994,922
          CHIAO TUNG BANK CO., LTD.
   4,000  1/16/98                                       5.60         3,952,711
   3,000  2/25/98                                       5.63         2,945,577
          COMMONWEALTH BANK OF AUSTRALIA
   2,000  12/23/97                                      5.53         1,984,024
          CS FIRST BOSTON, INC.
   5,000  12/10/97                                      5.54         4,969,992
          CXC, INC.
   2,000  12/03/97 (a)                                  5.56         1,990,116
          EKSPORTFINANS
   2,360  12/17/97                                      5.53         2,343,324
          GENERALE BANK, INC.
   5,000  12/08/97                                      5.50         4,971,736
          GOVERNMENT DEVELOPMENT BANK
          OF PUERTO RICO
   2,700  11/10/97                                      5.54         2,696,260
          IMI FUNDING CORP. (USA)
   3,000  11/18/97                                      5.53         2,992,166
   1,000  3/31/98                                       5.57           976,792
   3,000  2/05/98                                       5.58         2,955,360
   1,000  3/16/98                                       5.61           978,962
   2,000  1/02/98                                       5.63         1,980,608
          JOSEPH E. SEAGRAM & SONS, INC.
   5,000  11/12/97                                      5.60         4,991,444
          MERRILL LYNCH & CO., INC.
   1,000  12/15/97                                      5.77           992,948
   1,000  1/14/98                                       5.85           987,975
          NATIONAL CITY CORP.
   5,000  12/22/97                                      5.53         4,960,829
          OLD LINE FUNDING CORP.
   5,144  11/18/97 (a)                                  5.57         5,130,470
          SANTANDER FINANCE DELAWARE, INC.
   5,000  12/03/97                                      5.53         4,975,422
          SIGMA FINANCE, INC.
   1,000  11/21/97 (a)                                  5.57           996,906
          SOCIETE GENERALE N.A., INC.
   4,000  12/17/97                                      5.50         3,971,889
   5,000  12/02/97                                      5.52         4,976,233
          SVENSKA HANDELSBANKEN
   4,000  12/19/97                                      5.54         3,970,453
          TORONTO DOMINION HOLDINGS, INC.
   1,000  4/06/98                                       5.56           975,907
          UNI FUNDING, INC.
   1,000  12/12/97                                      5.53           993,702
          UNIBANCO
   2,000  12/17/97                                      5.53         1,985,868
          Total Commercial Paper
          (amortized cost $130,412,599)                            130,412,599

          CERTIFICATES OF DEPOSIT-23.4%
          BANK OF TOKYO
   2,000  5.66%, 12/31/97                               5.66         2,000,000
   3,000  5.67%, 11/04/97                               5.69         2,999,998
   4,000  5.67%, 12/10/97                               5.67         4,000,000
   3,000  5.69%, 12/19/97                               5.65         2,999,914
          DAI ICHI KANGYO BANK, LTD.
   5,000  5.69%, 11/26/97                               5.68         5,000,023
          DEUTSCHE BANK
   7,000  5.60%, 11/04/97                               5.99         6,999,757
   2,000  5.95%, 10/21/98                               5.99         1,999,073
          HESSISCHE LANDESBANK
   1,000  5.94%, 6/19/98                                5.81           999,987
   1,000  6.13%, 4/07/98                                6.18           999,508
          NORINCHUKIN BANK
   4,000  5.69%, 11/05/97                               5.38         4,000,005
   5,000  5.75%, 1/20/98                                5.73         5,000,109
          SANWA BANK
  10,000  5.65%, 12/29/97                               5.65        10,000,000
          SUMITOMO BANK
   8,000  5.59%, 11/18/97                               5.59         8,000,000
   3,000  5.70%, 12/29/97                               5.70         3,000,000
          Total Certificates of Deposit
          (amortized cost $57,998,374)                         $    57,998,374


11


STATEMENT OF NET ASSETS
(CONTINUED)                        ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY                                     YIELD          VALUE
-------------------------------------------------------------------------------
          CORPORATE OBLIGATIONS-10.9%
          ALLSTATE LIFE INSURANCE FUNDING AGREEMENT
$  5,000  5.69%, 8/31/98 FRN (b)                        5.69%  $     5,000,000
          GENERAL AMERICAN FUNDING CORP.
  10,000  5.86%, 7/10/98 FRN                            5.86        10,000,000
          GENERAL ELECTRIC CAPITAL CORP.
   2,000  5.65%, 1/05/98 FRN                            5.65         2,000,000
          MERRILL LYNCH & CO., INC.
   2,000  5.66%, 3/16/98                                5.67         1,999,930
   3,000  5.88%, 8/26/98                                5.88         3,000,000
          TRAVELERS LIFE FUNDING AGREEMENT
   5,000  5.66%, 10/21/98 FRN (b)                       5.66         5,000,000
          Total Corporate Obligations
          (amortized cost $26,999,930)                              26,999,930

          BANK OBLIGATIONS-4.9%
          BAYERISCHE LANDESBANK
   2,000  5.73%, 10/02/98 FRN                           5.73         2,000,000
          BAYERISCHE VEREINSBANK
   5,000  5.50%, 6/30/98 FRN                            5.50         4,998,078
          DEUTSCHE BANK
   2,000  5.61%, 7/01/98 FRN                            5.61         1,998,713
          MORGAN GUARANTY TRUST CO.
   1,000  5.96%, 6/22/98                                5.88           999,787
          ROYAL BANK OF CANADA
   2,000  5.67%, 9/30/98 FRN                            5.67         2,000,000
          Total Bank Obligations
          (amortized cost $11,996,578)                              11,996,578

          PROMISSORY NOTES-4.0%
          GOLDMAN SACHS GROUP LP
   2,000  5.70%, 2/09/98 FRN                            5.69         2,000,000
   4,000  5.72%, 11/26/97 FRN                           5.72         4,000,000
   4,000  5.75%, 4/13/98 FRN                            5.75         4,000,000
          Total Promissory Notes
          (amortized cost $10,000,000)                              10,000,000

          U.S. GOVERNMENT & AGENCY OBLIGATIONS-3.2%
          FEDERAL HOME LOAN BANK
   5,000  5.53%, 12/04/97 FRN                           5.60         4,999,628
   3,000  5.87%, 1/30/98                                5.87         3,000,000
          Total U.S. Government & Agency Obligations
          (amortized cost $7,999,628)                                7,999,628

          TOTAL INVESTMENTS-99.1%
          (amortized cost $245,407,109)                            245,407,109
          Other assets less liabilities-0.9%                         2,166,844

          NET ASSETS-100%
          (offering and redemption price of $1.00
          per share; 247,620,836 shares
          outstanding)                                         $   247,573,953


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to $112,344,575, representing 9.3% of net assets on the Prime Portfolio, and $27,205,009, representing 11.0% of net assets on the Trust Portfolio.

(b)  Illiquid securities, valued at fair market value (see Note A).

(c)  Repurchase agreement which is terminable within 7 days.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC    American Municipal Bond Assurance Corporation
     AMT      Alternative Minimum Tax
     BAN      Bond Anticipation Note
     FGIC     Financial Guarantee Insurance Company
     FRN      Floating Rate Note
     FSA      Financial Security Assurance, Inc.
     GO       General Obligation
     HFA      Housing Finance Agency/Authority
     IDA      Industrial Development Authority
     IDB      Industrial Development Board
     IDR      Industrial Development Revenue
     MBIA     Municipal Bond Investors Assurance
     MFHR     Multi-Family Housing Revenue
     PCR      Pollution Control Revenue
     SFMR     Single Family Mortgage Revenue
     TRAN     Tax & Revenue Anticipation Note

     See notes to financial statements.


12


STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)        ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                        PRIME        GOVERNMENT     TAX-FREE         TRUST
                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                     ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Interest           $ 33,020,963   $  8,062,012   $  4,267,441   $  6,380,944

EXPENSES
  Advisory fee
    (Note B)            1,156,645        287,517        220,152        503,069
  Registration            170,821         77,127         42,738         41,066
  Custodian                99,762         46,412         46,624         41,837
  Transfer agency          12,388         12,237         11,560         11,623
  Audit and legal          11,529          7,146          8,961          7,051
  Printing                  4,907          3,745          4,643          3,658
  Directors' fees           2,607          2,699          2,916          2,761
  Miscellaneous             3,894          3,680          3,745          2,819
  Total expenses        1,462,553        440,563        341,339        613,884
  Less: expense
    reimbursement        (305,907)      (153,046)      (121,188)       (74,680)
  Net expenses          1,156,646        287,517        220,151        539,204
  Net investment
    income             31,864,317      7,774,495      4,047,290      5,841,740

REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain
    (loss) on
    investment
    transactions             (428)           885            168         10,084
  Net change in
    unrealized
    appreciation
    of investments             -0-            -0-          (351)            -0-
  Net gain (loss)
    on investments           (428)           885           (183)        10,084

NET INCREASE IN
NET ASSETS FROM
OPERATIONS            $ 31,863,889  $  7,775,380   $  4,047,107   $  5,851,824


See notes to financial statements.


13


STATEMENT OF CHANGES IN NET ASSETS                   ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                                                     PRIME PORTFOLIO
                                                                            ---------------------------------
                                                                           SIX MONTHS ENDED
                                                                             OCT. 31, 1997      YEAR ENDED
                                                                              (UNAUDITED)      APR. 30, 1997
                                                                            ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                                     $    31,864,317   $    40,100,886
  Net realized gain (loss) on investment transactions                                  (428)            1,928
  Net change in unrealized appreciation of investments                                   -0-               -0-
  Net increase in net assets from operations                                     31,863,889        40,102,814

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                        (31,864,317)      (40,100,886)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                                                       337,298,757       374,018,204
  Total increase (decrease)                                                     337,298,329       374,020,132

NET ASSETS
  Beginning of period                                                           867,339,355       493,319,223
  End of period                                                             $ 1,204,637,684   $   867,339,355


See notes to financial statements.


14


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

      GOVERNMENT PORTFOLIO                    TAX-FREE PORTFOLIO                     TRUST PORTFOLIO
---------------------------------     ---------------------------------     ---------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
 OCT. 31, 1997      YEAR ENDED         OCT. 31, 1997      YEAR ENDED         OCT. 31, 1997      YEAR ENDED
  (UNAUDITED)      APR. 30, 1997        (UNAUDITED)      APR. 30, 1997        (UNAUDITED)      APR. 30, 1997
---------------   ---------------     ---------------   ---------------     ---------------   ---------------
$     7,774,495   $    10,174,707     $     4,047,290   $     7,081,373     $     5,841,740   $     9,713,883
            885            (2,140)                168               (90)             10,084            (4,087)
             -0-               -0-               (351)              229                  -0-               -0-
      7,775,380        10,172,567           4,047,107         7,081,512           5,851,824         9,709,796

     (7,774,495)      (10,174,707)         (4,047,290)       (7,081,373)         (5,841,740)       (9,713,883)

    (37,132,134)      175,705,670          48,608,999          (546,863)         71,882,706         5,619,828
    (37,131,249)      175,703,530          48,608,816          (546,724)         71,892,790         5,615,741

    326,519,708       150,816,178         183,064,945       183,611,669         175,681,163       170,065,422
$   289,388,459   $   326,519,708     $   231,673,761   $   183,064,945     $   247,573,953   $   175,681,163


15


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)                         ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently consisting of four Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain. Illiquid securities containing unconditional par puts are valued at par.

2. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end. Dividends paid by Tax-Free Portfolio from net investment income for the six months ended October 31, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .20 of 1% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45 of 1% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20 of 1% of their average daily net assets for any fiscal year, and with respect to the Trust Portfolio, from May 1, 1997 to July 13, 1997 for expenses exceeding .45 of 1% of its average daily net assets and from July 14, 1997 to October 31, 1997 for expenses exceeding .50 of 1% of its average daily net assets. For the six months ended October 31, 1997, reimbursement was $305,907, $153,046, $121,188 and $74,680 for the Prime,
Government, Tax-Free and Trust Portfolios, respectively.

The Prime, Government, Tax-Free and Trust Portfolios compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free and Trust Portfolios, for the six months ended October 31, 1997, was approximately $9,000 per Portfolio.


NOTE C: INVESTMENT TRANSACTIONS
At October 31, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future capital gains at April 30, 1997 of $183,804, of which $2,984 expires in 2000, $6,777 in 2001, $29,045 in 2002,
$77,316 in 2003 and $67,682 in the year 2004; the Government Portfolio had a capital loss carryforward of $131,349, of which $1,340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $44,374 in 2004 and $2,140 in the
year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,663, of which $87 expires in 2000, $6,191 in 2002, $11,019 in 2003 and $66,276 in
2004 and $90 in the year 2005; and the Trust Portfolio had a


16


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

capital loss carryforward of $56,967, of which $3,347 expires in 2002, $16,775 in 2003, $32,758 in 2004 and $4,087 in the year 2005.


NOTE D: CAPITAL STOCK
There are 1,000,000,000 shares of $.01 par value capital stock authorized. At October 31, 1997, capital paid-in aggregated $1,204,821,916 on Prime Portfolio, $289,518,923 on Government Portfolio, $231,757,256 on Tax-Free Portfolio, and $247,620,836 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED    YEAR ENDED
                                              OCT. 31, 1997       APR. 30,
                                               (UNAUDITED)          1997
                                              --------------   ---------------
PRIME PORTFOLIO
Shares sold                                    8,261,186,294    12,695,838,675
Shares issued on reinvestments of dividends       31,864,317        40,100,886
Shares redeemed                               (7,955,751,854)  (12,361,921,357)
Net increase                                     337,298,757       374,018,204

                                             SIX MONTHS ENDED    YEAR ENDED
                                              OCT. 31, 1997       APR. 30,
                                               (UNAUDITED)          1997
                                              --------------   ---------------
GOVERNMENT PORTFOLIO
Shares sold                                      802,850,849     1,074,902,562
Shares issued on reinvestments of dividends        7,774,495        10,174,707
Shares redeemed                                 (847,757,478)     (909,371,599)
Net increase (decrease)                          (37,132,134)      175,705,670

                                             SIX MONTHS ENDED    YEAR ENDED
                                              OCT. 31, 1997       APR. 30,
                                               (UNAUDITED)          1997
                                              --------------   ---------------
TAX-FREE PORTFOLIO
Shares sold                                      963,602,970     1,486,189,526
Shares issued on reinvestments of dividends        4,047,290         7,081,373
Shares redeemed                                 (919,041,261)   (1,493,817,762)
Net increase (decrease)                           48,608,999          (546,863)

                                             SIX MONTHS ENDED    YEAR ENDED
                                              OCT. 31, 1997       APR. 30,
                                               (UNAUDITED)          1997
                                              --------------   ---------------
TRUST PORTFOLIO
Shares sold                                      800,939,913     1,074,544,780
Shares issued on reinvestments of dividends        5,841,740         9,713,883
Shares redeemed                                 (734,898,947)   (1,078,638,835)
Net increase                                      71,882,706         5,619,828


17


FINANCIAL HIGHLIGHTS                                 ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          PRIME PORTFOLIO
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED APRIL 30,
                                           OCT. 31, 1997  --------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------   -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0278         .0530        .0560        .0502        .0325        .0353

LESS: DIVIDENDS
Dividends from net investment income          (.0278)       (.0530)      (.0560)      (.0502)      (.0325)      (.0353)
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               5.59%(b)      5.44%        5.76%        5.15%        3.30%        3.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $1,204.6        $867.3       $493.3       $197.8       $108.1        $64.3
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%(b)       .20%         .20%         .20%         .20%         .18%
  Expenses, before waivers and
    reimbursements                               .25%(b)       .29%         .32%         .36%         .42%         .54%
  Net investment income (c)                     5.51%(b)      5.31%        5.54%        5.24%        3.25%        3.42%


                                                                        GOVERNMENT PORTFOLIO
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED APRIL 30,
                                           OCT. 31, 1997  --------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------   -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0273         .0519        .0552        .0493        .0315        .0339

LESS: DIVIDENDS
Dividends from net investment income          (.0273)       (.0519)      (.0552)      (.0493)      (.0315)      (.0339)
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               5.49%(b)      5.33%        5.67%        5.06%        3.20%        3.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $289.4        $326.5       $150.8       $104.4        $76.6        $73.2
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%(b)       .20%         .20%         .20%         .20%         .18%
  Expenses, before waivers and
    reimbursements                               .31%(b)       .35%         .36%         .38%         .36%         .49%
  Net investment income (c)                     5.41%(b)      5.22%        5.50%        4.94%        3.15%        3.30%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the year and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


18


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


                                                                           TAX-FREE PORTFOLIO
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED APRIL 30,
                                           OCT. 31, 1997  --------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------   -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0186         .0347        .0372        .0326        .0240        .0287
Net unrealized loss on investments                -0-           -0-          -0-     (0.0048)          -0-          -0-
Net increase in net asset value from
  operations                                   .0186         .0347        .0372        .0278        .0240        .0287

LESS: DIVIDENDS
Dividends from net investment income          (.0186)       (.0347)      (.0372)      (.0326)      (.0240)      (.0287)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                -0-           -0-          -0-      0.0048           -0-          -0-
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               3.73%(b)      3.53%        3.79%        3.31%(d)     2.43%        2.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $231.7        $183.1       $183.6        $35.5        $35.6        $40.9
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%(b)       .20%         .20%         .20%         .20%         .18%
  Expenses, before waivers and
    reimbursements                               .31%(b)       .33%         .48%         .76%         .69%         .95%
  Net investment income (c)                     3.68%(b)      3.46%        3.73%        3.31%        2.40%        2.73%


                                                                          TRUST PORTFOLIO
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS                                                     NOV. 16, 1992 (E)
                                               ENDED                     YEAR ENDED APRIL 30,                   THROUGH
                                           OCT. 31, 1997  --------------------------------------------------   APRIL 30,
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------   -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0263         .0492        .0527        .0479        .0309        .0144

LESS: DIVIDENDS
Dividends from net investment income          (.0263)       (.0492)      (.0527)      (.0479)      (.0309)      (.0144)
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               5.30%(b)      5.04%        5.41%        4.91%        3.14%        3.21%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $247.6        $175.7       $170.1       $109.2        $36.8        $5.3
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .48%(b)       .50%         .50%         .49%         .14%          -0-
  Expenses, before waivers and
    reimbursements                               .55%(b)       .57%         .60%         .75%        1.23%         .45%(b)
  Net investment income (c)                     5.23%(b)      4.93%        5.28%        5.31%        3.15%        3.17%(b)


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

(e)  Commencement of operations.


19


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

ACM INSTITUTIONAL RESERVES
ACM Institutional Reserves
1345 Avenue of the Americas
New York, New York 10105
Toll-free 1 (800) 237-5822

YIELDS. For current recorded yield information on the Fund, call on a touch-tone telephone toll-free 1 (800) 251-0539 and press the following sequence of keys: 1 * 16 # for the Prime Portfolio, 1 * 27 # for the Government Portfolio, 1 * 38 # for the Tax-Free Portfolio and 1 * 0 # for the Trust Portfolio.

FOR NON-TOUCH-TONE TELEPHONES, CALL TOLL-FREE 1 (800) 221-9513

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK
DAVID H. DIEVLER
JOHN H. DOBKIN
WILLIAM H. FOULK, JR.
JAMES M. HESTER
CLIFFORD L. MICHEL
DONALD J. ROBINSON

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


20